Concentrations	12 Months Ended
Dec. 31, 2017
Concentrations [Abstract]
Concentrations

Note 10. Concentrations

At December 31, 2017 and 2016, the Company had deposits in major financial institutions that exceeded the amount under protection by the Securities Investor Protection Corporation (“SIPC”). Currently, the Company is covered up to $1,000,000 by the SIPC and at times maintains cash balances in excess of the SIPC coverage.